Annual Total Returns[BarChart] - NVIT Government Money Market Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.01%	0.42%	1.39%	1.78%	0.24%